Long-Term Debt (Schedule of Notes Payable) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total notes payable	$ 166,284	$ 558,243	$ 666,271
Less current portion		171,270	117,053
Long-term portion	166,284	386,973	549,218
LWM, LLC. Notes Payable [Member ]
Debt Instrument [Line Items]
Total notes payable	166,284
Interest rate on outstanding term loan	1.00%
Loan maturity date	Sep. 05, 2016
D. Wood Holdings, LLC. Notes Payable [Member]
Debt Instrument [Line Items]
Total notes payable		131,279	131,279
Imputed interest rate	1.71%	1.71%
Loan maturity date	Sep. 05, 2016	Sep. 05, 2016
Spark Assembly, LLC. Notes Payable [Member]
Debt Instrument [Line Items]
Total notes payable		34,992	34,992
Imputed interest rate	1.71%	1.71%
Loan maturity date	Sep. 05, 2016	Sep. 05, 2016
New Mexico Community Development Loan Fund [Member]
Debt Instrument [Line Items]
Total notes payable		16,972
Interest rate on outstanding term loan	8.00%	8.00%
Monthly payments	690	690
Loan maturity date	Mar. 31, 2015	Mar. 31, 2015
Silicon Valley Bank Notes Payable [Member]
Debt Instrument [Line Items]
Total notes payable		375,000	500,000
Interest spread above prime interest rate	2.50%	2.50%
Prime interest rate	5.75%	5.75%
Installment payments start date	Apr. 01, 2012	Apr. 01, 2012
Term of loan installment payments	36 months	36 months
Debt financing		$ 1,750,000